Document and Entity Information Document	Feb. 13, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	IDEXX LABORATORIES INC /DE
Entity Central Index Key	0000874716
Amendment Flag	false
Entity Address, City or Town	Westbrook,
City Area Code	207
Local Phone Number	556.0300
Entity Information, Former Legal or Registered Name	Not Applicable
One IDEXX Drive	One IDEXX Drive
Title of 12(b) Security	Common Stock, $0.10 par value per share
Security Exchange Name	NASDAQ
Entity File Number	000-19271
01-0393723	01-0393723
04092	04092
¨	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Entity Address, State or Province	ME
Pre-commencement Tender Offer	false
Trading Symbol	IDXX
Entity Emerging Growth Company	false